599 LEXINGTON AVENUE   |   NEW YORK   |   NY | 10022-6069

WWW.SHEARMAN.COM   |   T +1.212.848.4000   |   F +1.212.848.7179

June 21, 2011

VIA EDGAR

John Ganley U.S. Securities and Exchange Commission Office of Disclosure and Review Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
485APOSFiling–FirstEagleArbitrageOpportunityFund

Dear Mr. Ganley:

On behalf of First Eagle Funds, we herewith transmit the enclosed 485APOS filing pursuant to Rule 485 under the Securities Act of 1933. This filing is being made for the purpose of submitting the Registration Statement for First Eagle Arbitrage Opportunity Fund, a new portfolio of the Trust.

If you have any questions concerning this filing, please call me at (212) 848-4763 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Robert A. Zecher

Robert A. Zecher

Enclosures

ABU DHABI    |    BEIJING    |    BRUSSELS    |    DÜSSELDORF    |    FRANKFURT     |     HONG KONG     |      LONDON     |     MENLO PARK     |    MUNICH
NEW YORK    |    PARIS    |    ROME    |    SAN FRANCISCO    |    SÃO PAULO    |    SHANGHAI    |    SINGAPORE    |    TOKYO    |    TORONTO    |    WASHINGTON, DC

SHEARMAN & STERLING LLP IS A LIMITED LIABILITY PARTNERSHIP ORGANIZED IN THE UNITED STATES UNDER THE LAWS OF THE STATE OF DELAWARE, WHICH LAWS LIMIT THE PERSONAL LIABILITY OF PARTNERS.